Segment reporting	12 Months Ended
Dec. 31, 2024
Segment reporting [Abstract]
Segment reporting
3.	Segment reporting

The Group has operations in the Americas, Asia Pacific, and Europe, Middle East and Africa regions.

Reportable segments

Following the strategic priority reorganization announcement in August 2024 the Group has presented three reportable segments. The reorganization reflects the Group’s focus as a therapeutics-led radiopharmaceutical company committed to precision oncology. As a result, the prior period segment information has been retrospectively revised to reflect the current segment presentation. There is no change to the total revenue or profit/(loss) after tax of the Group.

The Group’s operating segments are based on the reports reviewed by the Group Chief Executive Officer who is considered to be the chief operating decision maker.

Segment performance is evaluated based on Adjusted earnings before interest, tax, depreciation and amortization (Adjusted EBITDA). Adjusted EBITDA excludes the effects of the remeasurement of contingent consideration and government grant liabilities and other income and expenses which may have an impact on the quality of earnings such as impairments where the impairment is the result of an isolated, non-recurring event. Interest income and treasury related finance costs are not allocated to segments as this activity is managed by a central treasury function, which manages the cash position of the Group.

Segment assets and liabilities are measured in the same way as in the financial statements. The assets and liabilities are allocated based on the operations of the segment.

Reportable segment	Principal activities
Precision Medicine
Commercial sales of Illuccix and other diagnostic products subsequent to obtaining regulatory approvals. This segment includes the development activities of the Group’s diagnostic pipeline. The Group’s International and Medical Technologies businesses are operating segments that are included within the Precision Medicine reportable segment due to the similar nature of the diagnostic products being sold or developed for commercialization.

Therapeutics
Developing the Group’s core therapeutic pipeline for commercialization. This segment includes revenue received from license agreements prior to commercialization and research and development services. This segment includes the development activities of the Group’s therapeutic pipeline.

Manufacturing Solutions
Telix Manufacturing Solutions business. This segment comprises costs to operate our facilities and assets associated with the Group’s vertically integrated manufacturing and supply chain. This business includes facilities at Brussels South, IsoTherapeutics, Optimal Tracers and ARTMS.

Reconciling items includes head office and centrally managed costs.

3.1.	Segment performance

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment
2024	A$’000	A$’000	A$’000	A$’000
Revenue from contracts with customers	771,106	9,351	2,750	783,207
Cost of sales	(270,821)	-	(2,708)	(273,529)
Gross profit	500,285	9,351	42	509,678
Research and development costs	(111,348)	(82,582)	(707)	(194,637)
Selling and marketing expenses	(84,562)	(136)	(775)	(85,473)
Manufacturing and distribution costs	(7,807)	(4)	(17,920)	(25,731)
General and administration costs	(42,800)	(92)	(5,801)	(48,693)
Other losses (net)	(8,909)	-	123	(8,786)
Operating profit/(loss)	244,859	(73,463)	(25,038)	146,358
Other losses (net)	8,909	-	(123)	8,786
Depreciation and amortization	5,573	-	1,293	6,866
Adjusted earnings before interest, tax, depreciation and amortization	259,341	(73,463)	(23,868)	162,010

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment
2023	A$’000	A$’000	A$’000	A$’000
Revenue from contracts with customers	496,738	5,391	418	502,547
Cost of sales	(188,157)	-	-	(188,157)
Gross profit	308,581	5,391	418	314,390
Research and development costs	(80,327)	(47,566)	(644)	(128,537)
Selling and marketing expenses	(49,991)	(118)	-	(50,109)
Manufacturing and distribution costs	(7,601)	(76)	(2,192)	(9,869)
General and administration costs	(30,979)	(127)	(3,516)	(34,622)
Other losses (net)	(35,138)	-	-	(35,138)
Operating profit/(loss)	104,545	(42,496)	(5,934)	56,115
Other losses (net)	35,138	-	-	35,138
Depreciation and amortization	5,511	45	231	5,787
Adjusted earnings before interest, tax, depreciation and amortization	145,194	(42,451)	(5,703)	97,040

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment
2022	A$’000	A$’000	A$’000	A$’000
Revenue from contracts with customers	156,369	3,727	-	160,096
Cost of sales	(65,170)	-	-	(65,170)
Gross profit	91,199	3,727	-	94,926
Research and development costs	(48,285)	(32,402)	-	(80,687)
Selling and marketing expenses	(36,313)	-	-	(36,313)
Manufacturing and distribution costs	(2,564)	(12)	(1,373)	(3,949)
General and administration costs	(23,807)	-	(775)	(24,582)
Other losses (net)	(17,496)	10	-	(17,486)
Operating profit/(loss)	(37,266)	(28,677)	(2,148)	(68,091)
Other losses (net)	17,496	(10)	-	17,486
Depreciation and amortization	4,679	40	21	4,740
Adjusted earnings before interest, tax, depreciation and amortization	(15,091)	(28,647)	(2,127)	(45,865)

3.2.	Reconciliation of total segment adjusted EBITDA to profit/(loss) before income tax

		2024	2023	2022
	Note	A$’000	A$’000	A$’000
Total segment adjusted EBITDA		162,010	97,040	(45,865)
Unallocated income, expenses and eliminations:
General and administration costs		(81,137)	(39,559)	(22,574)
Other gains/(losses) (net)	9	8,123	(35,854)	(18,751)
Finance income		10,862	1,019	1
Finance costs	10	(36,936)	(13,772)	(6,693)
Depreciation and amortization		(6,866)	(5,787)	(4,740)
Profit before income tax		56,056	3,087	(98,622)

General and administration costs predominantly comprise of employment costs of $39,136,000 (2023: $21,949,000 2022: $14,341,000) and other centrally managed IT, legal and other corporate costs.

General and administration costs were particularly affected by the costs associated with our secondary listing on the Nasdaq of $9,077,000 and transaction expenses related to the acquisitions of QSAM, ARTMS and IsoTherapeutics of $8,177,000.

3.3.	Operating segment assets and liabilities

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment	Reconciling items	Group
December 31, 2024	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Total assets	479,764	216,123	222,208	918,095	598,336	1,516,431
Total liabilities	240,618	16,869	86,377	343,864	604,354	948,218
Additions to non- current assets	2,427	139,876	168,534	310,837	513	311,350

	Precision Medicine	Therapeutics	Manufacturing Solutions	Total segment	Reconciling items	Group
December 31, 2023	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Total assets	216,180	41,917	36,835	294,932	111,026	405,958
Total liabilities	180,379	18,709	20,172	219,260	37,787	257,047
Additions to non-current assets	66,321	5,116	-	71,437	-	71,437

Reconciling items primarily comprise cash and cash equivalents held centrally $526,974,000 (2023: $68,768,000), investments in financial assets $56,093,000 (2023: $12,260,000), property, plant and equipment $1,750,000 (2023: $3,942,000), borrowings (convertible bonds) $555,557,000 (2023: $nil) which are managed centrally.

3.4.	Geographical information

	2024	2023	2022	2024	2023
	Revenue by location of customer	Revenue by location of customer	Revenue by location of customer	Non-current assets by location of asset	Non-current assets by location of asset
	A$’000	A$’000	A$’000	A$’000	A$’000
Australia	1,220	1,166	149	90,993	21,057
Belgium	546	458	564	100,637	77,469
Canada	2,542	1,272	456	126,419	-
United Kingdom	579	1,306	2,045	54,638	50,346
United States	762,308	489,657	150,006	173,591	4,130
Other countries	16,012	8,688	6,876	4,852	-
Total	783,207	502,547	160,096	551,130	153,002

The total non-current assets figure above excludes deferred tax assets.